NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Accounting Policies [Abstract]
Accounts receivable related parties	$ 1,839,044		$ 1,469,686
Allowance for bad debt	91,952		73,484
Accounts Receivable, Net	1,747,092		$ 1,396,202
Bad debt expense	$ 17,670	$ 15,422